Inventories - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2020 USD ($)
Classes of current inventories [abstract]
Inventory held at net realizable value	₨ 23,576		₨ 37,600		$ 313
Write down of inventory	₨ 1,176	$ 16	₨ 1,564	₨ 837